Expense Example {- Balanced Portfolio} - 02.28 VIP Balanced Portfolio Investor PRO-14 - Balanced Portfolio - VIP Balanced Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 57
3 years	179
5 years	313
10 years	$ 701